Lease obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Presentation of leases for lessee [abstract]
Lease obligations [Text Block]

12. Lease obligations

During the nine months ended September 30, 2020, KWESST terminated an office lease and entered into a long-term office lease contract. The office lease includes the right to renew for an additional five years following its expiry on April 30, 2026. Management has not included the renewal option because it was deemed too uncertain whether KWESST would renew at this time.

Under the new office lease, KWESST benefits from the following lease inducements:

• Free rent from inception (March 1, 2020) to November 1, 2020; and

• Free rent from November 1, 2021, to March 1, 2022.

When measuring the lease obligation, the Company discounted the remaining lease payments using the incremental estimated borrowing rate of Company of 10% per annum at the time of closing the new lease agreement.

The following table presents lease obligations for KWESST:

	Offices	Printer	Total	Current Portion	Non-current portion
Balance, December 31, 2018	$266,292	$13,761	$280,053	$77,367	$202,686
Lease payments (including interest)	(94,270)	(7,620)	(101,890)	-	-
Interest expense	23,441	1,082	24,523	-	-
Balance, December 31, 2019	$195,463	$7,223	$202,686	$85,468	$117,218

Addition	347,640	-	347,640
Termination	(157,315)	-	(157,315)
Lease payments (including interest)	(62,816)	(7,620)	(70,436)
Interest expense	29,065	397	29,462
Balance, September 30, 2020 (as adjusted)	$352,037	$-	$352,037	$44,128	$307,909

Refer to Note 7 regarding the correction of an error in the application of IFRS 16.

The termination of the former lease resulted in the de-recognition of the lease obligation and related unamortized book value of the right-of-use asset, resulting in a gain of $17,527. This was included in the net finance costs for the nine months ended September 30, 2020.

The following table presents the contractual undiscounted cash flows for the lease obligations:

	September 30, 2020	December 31, 2019
Less than one year	$78,000	$101,890
One to five years	390,000	125,693
Total	$468,000	$227,583

13. Lease obligation

We have entered into a long-term office lease contract which expires on April 30, 2026. The office lease includes the right to renew for an additional five years following its expiry. Management has not included the renewal option because it was deemed too uncertain whether we would renew at September 30, 2022.

Under the current office lease agreement, we have benefited from the following lease inducements:

•	Free rent from inception (March 1, 2020) to November 1, 2020; and
•	Free rent from November 1, 2021, to March 1, 2022.

The following table presents the movement in our lease obligation for the respective periods:

		Current	Non-current
	Offices	Portion	portion
Balance, September 30, 2020	$352,037	$44,128	$307,909
Lease payments (including interest)	(78,000)	-	-
Interest expense	33,872	-	-
Balance at September 30, 2021	$307,909	$32,288	$275,621
Lease payments (including interest)	(62,400)	-	-
Interest expense	30,112	-	-
Balance at September 30, 2022	$275,621	$69,150	$206,471

The following table presents the contractual undiscounted cash flows for the lease obligations:

	September 30,	September 30,
	2022	2021
Less than one year	$93,600	$62,400
One to five years	234,000	327,600
Total	$327,600	$390,000